Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.6%
Issuer	Shares	Value ($)
Brazil 0.3%
Pagseguro Digital Ltd., Class A(a)	23,087	462,894
Canada 0.4%
Shaw Communications Inc	18,800	583,482
Germany 0.2%
TeamViewer AG(a)	14,400	212,650
Israel 0.4%
CyberArk Software Ltd.(a)	2,800	472,500
Kornit Digital Ltd.(a)	1,494	123,539
Total		596,039
Japan 2.1%
Nintendo Co., Ltd., ADR	5,996	376,909
Renesas Electronics Corp.(a)	199,500	2,311,600
Sumco Corp.	15,400	252,020
Total		2,940,529
Netherlands 1.2%
NXP Semiconductors NV	9,200	1,702,736
Sweden 0.7%
Telefonaktiebolaget LM Ericsson, ADR	108,300	989,862
United States 93.3%
Activision Blizzard, Inc.	21,700	1,738,387
Advanced Energy Industries, Inc.	23,583	2,030,025
Alphabet, Inc., Class A(a)	2,250	6,258,037
Alphabet, Inc., Class C(a)	1,054	2,943,811
Analog Devices, Inc.	20,869	3,447,141
Apple, Inc.(b)	47,600	8,311,436
Applied Materials, Inc.	36,946	4,869,483
Arista Networks, Inc.(a)	7,228	1,004,547
Bloom Energy Corp., Class A(a)	132,919	3,209,994
Broadcom, Inc.	8,862	5,580,224
Cerence, Inc.(a)	18,534	669,077
Cisco Systems, Inc.	13,800	769,488
Comcast Corp., Class A	13,050	611,001
Dell Technologies, Inc.(a)	23,608	1,184,885
Dropbox, Inc., Class A(a)	118,282	2,750,056
DXC Technology Co.(a)	18,100	590,603
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.	53,645	3,071,713
Eiger BioPharmaceuticals, Inc.(a)	80,929	671,711
F5, Inc.(a)	10,000	2,089,500
Fidelity National Information Services, Inc.	10,100	1,014,242
Fiserv, Inc.(a)	13,194	1,337,872
Fortinet, Inc.(a)	7,878	2,692,228
GlobalFoundries, Inc.(a)	16,483	1,028,869
GoDaddy, Inc., Class A(a)	34,008	2,846,470
HireRight Holdings Corp.(a)	20,790	355,509
HP, Inc.	83,552	3,032,938
Intapp, Inc.(a)	5,589	134,192
Intel Corp.	23,522	1,165,750
Lam Research Corp.	15,070	8,101,783
Lumentum Holdings, Inc.(a)	21,925	2,139,880
Marvell Technology, Inc.	51,546	3,696,364
Microchip Technology, Inc.	20,800	1,562,912
Micron Technology, Inc.	37,163	2,894,626
Microsoft Corp.	16,200	4,994,622
NetApp, Inc.	30,407	2,523,781
NortonLifeLock, Inc.	93,045	2,467,553
Oracle Corp.	15,000	1,240,950
Palo Alto Networks, Inc.(a)	4,540	2,826,195
Plantronics, Inc.(a)	15,962	628,903
PowerSchool Holdings, Inc., Class A(a)	8,427	139,130
Qorvo, Inc.(a)	18,775	2,329,977
Rambus, Inc.(a)	29,200	931,188
SailPoint Technologies Holdings, Inc.(a)	9,524	487,438
Salesforce.com, Inc.(a)	5,305	1,126,358
Samsara, Inc., Class A(a)	51,358	822,755
SMART Global Holdings, Inc.(a)	44,770	1,156,409
Splunk, Inc.(a)	1,900	282,359
Synaptics, Inc.(a)	27,234	5,433,183
Synopsys, Inc.(a)	14,584	4,860,410
Tenable Holdings, Inc.(a)	7,445	430,247
Teradyne, Inc.	44,143	5,219,027
Thoughtworks Holding, Inc.(a)	27,461	571,463
T-Mobile USA, Inc.(a)	300	38,505
Columbia Variable Portfolio – Seligman Global Technology Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, March 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Transphorm, Inc.(a)	20,700	146,349
Twitter, Inc.(a)	3,300	127,677
Verint Systems, Inc.(a)	5,238	270,805
Viavi Solutions, Inc.(a)	31,300	503,304
Visa, Inc., Class A	15,375	3,409,714
VMware, Inc., Class A	8,558	974,499
Western Digital Corp.(a)	63,328	3,144,235
Xperi Holding Corp.	90,415	1,565,988
Zendesk, Inc.(a)	5,600	673,624
Total		133,131,402
Total Common Stocks (Cost $94,094,937)		140,619,594

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.308%(c),(d)	2,643,972	2,642,915
Total Money Market Funds (Cost $2,642,915)		2,642,915
Total Investments in Securities (Cost $96,737,852)		143,262,509
Other Assets & Liabilities, Net		(617,730)
Net Assets		$142,644,779

At March 31, 2022, securities and/or cash totaling $401,603 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	Morgan Stanley	USD	(401,603)	(23)	190.00	5/20/2022	(5,700)	(4,244)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.308%
	2,982,402	6,131,996	(6,471,538)	55	2,642,915	(141)	242	2,643,972
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | First Quarter Report 2022

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